DEFERRED REVENUE (Details 1) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
DisclosureOfDeferredRevenueLineItems [Line Items]
Deferred revenue, beginning	$ 36,321	$ 37,727
Revenue earned during the period	14,423	15,549
Deferred revenue, ending	36,617	36,321
Deferred Revenue
DisclosureOfDeferredRevenueLineItems [Line Items]
Deferred revenue, beginning	36,321	37,727
Revenue earned during the period	(2,762)	(4,609)
Accretion	3,058	3,203
Deferred revenue, ending	$ 36,617	$ 36,321